Notes Receivable, Net (Details) - P3 Health Partners Inc.	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of promissory notes entered	5		5
Number of family medical practices with whom promissory notes are entered	3		3
Separate provider agreements with each practice related to number of promissory notes entered	4		4
Notes Receivable, Net | $	$ 3,590,715	$ 3,804,662	$ 3,579,220
Notes receivable accrued interest | $	885,243	572,382	1,006,898
Notes receivable valuation allowances | $	$ 526,808	195,967	$ 659,958
Number of notes included in Other Receivable due to their short-term maturity dates	2
Number of notes receivable forgiven	2
Number of provider groups of notes receivable	1
Interest forgiven | $	$ 286,600	$ 71,762
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rates	5.00%		5.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rates	10.00%		10.00%